Other Non-Current Assets and Other Non-Current Financial Assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)
Disclosure of Other Noncurrent Assets [abstract]
Non-current prepaid advertising expenses		$ 388			$ 341
Guarantee deposits		1,647			1,553
Prepaid bonuses		247			225
Advances to acquire property, plant and equipment	$ 203	233
Shared based payment		160			234
Indemnifiable contingencies from business combinations		3,336			2,948
Recoverable tax added in business combinations		395			515
Other		66			18
Other non-current assets		6,472			6,037
Other non-current financial assets		226			195
Derivative financial instruments		1,897			9
Other non-current financial assets		$ 2,123	$ 11		$ 204	[2]

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1